CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Revenue	$ 125,703	$ 96,750	$ 93,340
Cost of revenue	110,067	84,921	80,903
GROSS PROFIT	15,636	11,829	12,437
Operating expenses:
Research and development	2,182	2,264	2,810
Selling, general, and administrative	17,089	14,149	14,032
Forgiveness of debt	(1,312)
Total operating expenses	17,959	16,413	16,842
OPERATING LOSS	(2,323)	(4,584)	(4,405)
Other expense, net	(3,989)	(3,108)	(688)
LOSS BEFORE INCOME TAX BENEFIT (EXPENSE)	(6,312)	(7,692)	(5,093)
Income tax benefit (expense)	1,026	(223)	289
LOSS FROM CONTINUING OPERATIONS	(5,286)	(7,915)	(4,804)
Income (loss) from discontinued operations, net of income tax benefit (expense) of $1,221, $(21) and $2,905 in 2013, 2012 and 2011, respectively	1,853	(1,101)	2,656
NET LOSS	(3,433)	(9,016)	(2,148)
INCOME (LOSS) PER SHARE - BASIC AND DILUTED
Continuing operations	$ (0.66)	$ (0.98)	$ (0.60)
Discontinued operations	$ 0.23	$ (0.14)	$ 0.33
Net loss	$ (0.43)	$ (1.12)	$ (0.27)
Weighted average number of shares outstanding	8,036,780	8,036,698	8,014,882
COMPREHENSIVE LOSS
Net loss	(3,433)	(9,016)	(2,148)
Translation adjustment	(276)	(119)	68
Comprehensive loss	$ (3,709)	$ (9,135)	$ (2,080)